Statement of comprehensive income, OCI components presented net of tax (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit / (loss) for the year	R$ (14,079)	R$ (55,068)	R$ 30,686
Net change in fair value - financial assets at FVOCI	(240,057)	(454,552)	52,718
Related tax - financial assets FVOCI	102,684	207,167	(26,031)
Foreign exchange differences on the translation of foreign operations	10,671	0	0
Effects of corporate reorganization in non-controlling interest without a change in control	604,973	0	0
Other comprehensive income for the year, net of income tax and social contribution	(753,017)	(247,385)	26,687
Total comprehensive income for the year	(767,096)	(302,453)	57,373
To owners of the company	(764,107)	(245,493)	44,598
To non-controlling interest	R$ (2,989)	R$ (56,960)	R$ 12,775